Fair Values - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 10,488,176,207
Ending balance	10,216,057,804	$ 10,488,176,207
Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	8,579,610	53,615,410
Transfers		(3,315,797)
Transfers	4,606,313
Recognition	11,799,299	9,454,078
Derecognition	(17,132,686)	(34,099,062)
Income (Loss)	13,190,373	8,608,590
Inflation Effect	(13,866,944)	(25,683,609)
Ending balance	7,175,965	8,579,610
Government Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0	10,480,898
Transfers		(5,047,541)
Transfers	2,749,897
Recognition	1,062,060	4,304,669
Derecognition	(4,985,512)	(9,183,047)
Income (Loss)	1,600,754	3,756,809
Inflation Effect	(427,199)	(4,311,788)
Ending balance	0	0
Corporate Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,945,419	2,051,529
Transfers	1,856,416	1,731,744
Recognition	9,933,303	5,149,409
Derecognition	(9,540,392)	(7,522,945)
Income (Loss)	1,349,458	816,028
Inflation Effect	(5,296,027)	(280,346)
Ending balance	248,177	1,945,419
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	141,558,441
Ending balance	128,802,703	141,558,441
Other Financial Assets | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0	33,880,513
Transfers		0
Recognition		0
Derecognition		(17,393,070)
Income (Loss)		0
Inflation Effect		(16,487,443)
Ending balance	0	0
Investments in Equity Instruments | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	6,634,191	7,202,470
Transfers	0	0
Recognition	803,936	0
Derecognition	(2,606,782)	0
Income (Loss)	10,240,161	4,035,753
Inflation Effect	(8,143,718)	(4,604,032)
Ending balance	$ 6,927,788	$ 6,634,191